Cash and Bank Balances	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

19 CASH AND BANK BALANCES

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2024	2023	2022
	USD	USD	USD

Bank balances	13,865,219	6,202,248	3,094,439
Cash on hand	285,502	36,832	22,648
	14,150,721	6,239,080	3,117,087
Less: bank overdrafts	(9,929)	(7,395)	(3,756)
Cash and cash equivalents	14,140,792	6,231,685	3,113,331

Bank overdrafts carry an interest rate between 7% - 10%.